Employee Benefits	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Employee Benefits
35.	EMPLOYEE BENEFITS

Description	12/31/2018	12/31/2017
Salary	9,418,106	9,657,634
Payroll taxes	1,832,895	1,762,682
Compensations and bonuses to employees	913,592	769,160
Employee services	311,974	346,800

	12,476,567	12,536,276